Segmented information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information [Table Text Block]

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Revenue:
Applied Technologies	$93,216	$91,675	$55,064
On-Road Systems	55,090	37,558	20,816
Off-Road Systems	3,309	3,149	1,635
Corporate and Technology Investments	12,417	23,244	10,181
CWI	310,651	198,015	138,844
WWI	466,580	272,086	84,917
Total segment revenues	941,263	625,727	311,457
Less: equity investees' revenue	(777,231)	(470,101)	(223,761)
Total consolidated revenues	$164,032	$155,626	$87,696

Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, foreign exchange loss (gain), bank charges and other:
Applied Technologies	$6,635	$9,820	$974
On-Road Systems	(59,843)	(40,937)	(27,431)
Off-Road Systems	(14,218)	(13,653)	(4,401)
Corporate and Technology Investments	(83,546)	(50,211)	(23,153)
CWI	23,539	35,368	42,832
WWI	14,496	9,765	4,879
Total segment operating loss	(112,937)	(49,848)	(6,300)
Less: equity investees’ operating income	(38,035)	(45,133)	(47,711)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, foreign exchange (gain) loss, bank charges and other:	(150,972)	(94,981)	(54,011)

Depreciation and amortization:
Applied Technologies	7,838	7,905	5,013
On-Road Systems	3,186	1,028	94
Off-Road Systems	450	83	-
Corporate and Technology Investments	4,814	2,379	1,093

Losses on impairments, write-downs and disposals
Applied Technologies	31,564	-	-
On-Road Systems	9,959	-	-
	57,811	11,395	6,200

Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(208,783)	(106,376)	(60,211)

Foreign exchange (gain) loss, bank charges and other	(14,573)	1,922	(1,136)

Loss before undernoted	(194,210)	(108,298)	(59,075)

Interest on long-term debt and other income (expenses), net	(3,771)	(4,928)	(2,337)
Income from investment accounted for by the equity method	13,444	16,190	14,458

Loss before income taxes	$(184,537)	$(97,036)	$(46,954)

Schedule of Assets by Segment [Table Text Block]
			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Total additions to long-lived assets excluding business combinations:
Applied Technologies	$4,408	$3,000	$2,201
On-Road Systems	15,555	10,306	645
Off-Road Systems	908	1,481	-
Corporate and Technology Investments	5,579	16,565	10,400

	$26,450	$31,352	$13,246

Schedule Of Geographical Revenue Information [Table Text Block]
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Americas (including United States)	42	38	28
Asia (including China)	11	9	15
Other (including Italy)	47	53	57

Schedule Of Allocation Of The Total Assets [Table Text Block]
As at December 31, 2013, total long-term investments of $21,872 (December 31, 2012 - $18,544) was allocated to the Corporate segment and $256 (December 31, 2012 - $574) was allocated to the On-Road Systems. Total assets are allocated as follows:

	December 31, 2013	December 31, 2012

Applied Technologies	$144,803	$161,206
On-Road Systems	111,323	85,401
Off-Road Systems	6,564	6,556
Corporate and Technology Investments and unallocated assets	228,981	236,914
CWI	115,343	69,577
WWI	131,146	86,997
	738,160	646,651
Less: equity investees’ total assets	246,489	156,574

Total consolidated assets	$491,671	$490,077

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Long-lived assets information by geographic area:

	December 31, 2013	December 31, 2012

Italy	$66,918	$99,099
Canada	30,713	29,707
United States	47,322	12,463
Sweden	322	7,720
China	8,675	6,524
Australia	1,360	601
	$155,310	$156,114
Less: equity investees’ long-lived assets	8,117	5,826

Total consolidated long-lived assets	$147,193	$150,288